Consolidating Guarantor and Non-Guarantor Financial Information - Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Consolidating Statement of Operations
REVENUES	$ 3,849,121	$ 4,596,452	$ 5,115,975	$ 4,259,072	$ 3,267,961	$ 2,909,999	$ 2,239,732	$ 1,953,080	$ 17,820,620	$ 10,370,772	$ 7,477,522
COST OF SALES	3,674,431	4,336,413	4,945,204	4,206,227	3,087,981	2,729,714	2,072,787	1,812,387	17,162,275	9,702,869	6,997,177
OPERATING COSTS AND EXPENSES:
Operating									233,313	194,096	173,623
General and administrative									107,407	97,979	100,839
Depreciation and amortization									211,973	208,398	179,613
Loss (gain) on disposal or impairment of assets, net									34,296	(17,118)	(208,982)
Revaluation of liabilities									(5,373)	20,716	6,717
Operating Income									76,729	163,832	228,535
OTHER INCOME (EXPENSE):
Equity in earnings of unconsolidated entities									2,533	7,539	3,830
Revaluation of investments									0	0	(14,365)
Interest expense									(164,725)	(199,150)	(149,601)
(Loss) gain on early extinguishment of liabilities, net									(12,340)	(23,201)	24,727
Other (expense) income, net									(30,414)	6,352	26,420
(Loss) Income From Continuing Operations Before Income Taxes									(128,217)	(44,628)	119,546
INCOME TAX EXPENSE									(1,233)	(1,353)	(1,933)
(Loss) Income From Continuing Operations	45,385	109,917	(26,022)	(258,730)	(9,458)	95,883	(114,865)	(17,541)	(129,450)	(45,981)	117,613
Income (Loss) From Discontinued Operations, net of Tax									468,845	(23,624)	26,261
Net Income (Loss)	43,217	110,528	354,939	(169,289)	110,912	56,769	(173,579)	(63,707)	339,395	(69,605)	143,874
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS									20,206	(240)	(6,832)
Net income attributable to redeemable noncontrolling interest									446	(1,030)	0
NET INCOME (LOSS) ATTRIBUTABLE TO NGL ENERGY PARTNERS LP	$ 62,253	$ 110,835	$ 355,505	$ (168,546)	$ 109,602	$ 56,256	$ (173,371)	$ (63,362)	360,047	(70,875)	137,042
Reportable Entity | NGL Energy Partners LP (Parent)
OTHER INCOME (EXPENSE):
Interest expense									(104,716)	(142,159)	(91,259)
(Loss) gain on early extinguishment of liabilities, net									(12,340)	(23,201)	8,507
(Loss) Income From Continuing Operations Before Income Taxes									(117,056)	(165,360)	(82,752)
EQUITY IN NET INCOME (LOSS) FROM CONTINUING OPERATIONS OF CONSOLIDATED SUBSIDIARIES									477,103	94,485	219,794
(Loss) Income From Continuing Operations									360,047	(70,875)	137,042
Net Income (Loss)									360,047	(70,875)	137,042
NET INCOME (LOSS) ATTRIBUTABLE TO NGL ENERGY PARTNERS LP									360,047	(70,875)	137,042
Reportable Entity | Guarantor Subsidiaries
Consolidating Statement of Operations
REVENUES									17,797,060	10,352,310	7,458,673
COST OF SALES									17,165,233	9,702,870	6,997,434
OPERATING COSTS AND EXPENSES:
Operating									219,845	187,076	167,096
General and administrative									106,595	97,402	100,436
Depreciation and amortization									201,513	197,497	172,172
Loss (gain) on disposal or impairment of assets, net									(31,924)	(133,993)	(208,982)
Revaluation of liabilities									(5,373)	20,124	6,305
Operating Income									141,171	281,334	224,212
OTHER INCOME (EXPENSE):
Equity in earnings of unconsolidated entities									2,533	7,539	3,830
Revaluation of investments											(14,365)
Interest expense									(60,008)	(56,990)	(58,214)
(Loss) gain on early extinguishment of liabilities, net									0	0	16,220
Other (expense) income, net									(30,183)	7,152	27,013
(Loss) Income From Continuing Operations Before Income Taxes									53,513	239,035	198,696
INCOME TAX EXPENSE									(1,233)	(1,353)	(1,933)
EQUITY IN NET INCOME (LOSS) FROM CONTINUING OPERATIONS OF CONSOLIDATED SUBSIDIARIES									(44,865)	(116,224)	(1,336)
(Loss) Income From Continuing Operations									7,415	121,458	195,427
Income (Loss) From Discontinued Operations, net of Tax									469,688	(26,973)	24,367
Net Income (Loss)									477,103	94,485	219,794
NET INCOME (LOSS) ATTRIBUTABLE TO NGL ENERGY PARTNERS LP									477,103	94,485	219,794
Reportable Entity | Non-Guarantor Subsidiaries
Consolidating Statement of Operations
REVENUES									27,542	19,954	19,639
COST OF SALES									1,024	1,491	533
OPERATING COSTS AND EXPENSES:
Operating									13,468	7,020	6,527
General and administrative									812	577	403
Depreciation and amortization									10,460	10,901	7,441
Loss (gain) on disposal or impairment of assets, net									66,220	116,875	0
Revaluation of liabilities									0	592	412
Operating Income									(64,442)	(117,502)	4,323
OTHER INCOME (EXPENSE):
Equity in earnings of unconsolidated entities										0	0
Interest expense									(46)	(46)	(174)
Other (expense) income, net									0	19	0
(Loss) Income From Continuing Operations Before Income Taxes									(64,488)	(117,529)	4,149
INCOME TAX EXPENSE										0	0
(Loss) Income From Continuing Operations									(64,488)	(117,529)	4,149
Income (Loss) From Discontinued Operations, net of Tax									(1,029)	2,575	1,347
Net Income (Loss)									(65,517)	(114,954)	5,496
NET INCOME (LOSS) ATTRIBUTABLE TO NGL ENERGY PARTNERS LP									(65,517)	(114,954)	5,496
Consolidating Adjustments
Consolidating Statement of Operations
REVENUES									(3,982)	(1,492)	(790)
COST OF SALES									(3,982)	(1,492)	(790)
OPERATING COSTS AND EXPENSES:
Operating											0
Operating Income									0	0	0
OTHER INCOME (EXPENSE):
Interest expense									45	45	46
Other (expense) income, net									(231)	(819)	(593)
(Loss) Income From Continuing Operations Before Income Taxes									(186)	(774)	(547)
EQUITY IN NET INCOME (LOSS) FROM CONTINUING OPERATIONS OF CONSOLIDATED SUBSIDIARIES									(432,238)	21,739	(218,458)
(Loss) Income From Continuing Operations									(432,424)	20,965	(219,005)
Income (Loss) From Discontinued Operations, net of Tax									186	774	547
Net Income (Loss)									(432,238)	21,739	(218,458)
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS									20,206	(240)	(6,832)
Net income attributable to redeemable noncontrolling interest									446	(1,030)
NET INCOME (LOSS) ATTRIBUTABLE TO NGL ENERGY PARTNERS LP									$ (411,586)	$ 20,469	$ (225,290)